SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated October 23, 2017
to the Class F Prospectus (the "Prospectus") dated January 31, 2017, as amended on March 30, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Colchester Global Investors Ltd	Ian Sims	Since 2017	Chairman and Chief Investment Officer
	Keith Lloyd, CFA	Since 2017	CEO and Deputy CIO

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Colchester Global Investors Ltd: Colchester Global Investors Ltd ("Colchester"), located at Heathcoat House, 20 Savile Row, London, W1S 3PR, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals manages the portion of the International Fixed Income Fund's assets allocated to Colchester. Ian Sims is the Chairman and Chief Investment Officer of Colchester. Mr. Sims founded the firm in 1999 and is responsible for the strategic direction of the firm. Mr. Sims oversees the management of the firm's assets globally as Chief Investment Officer and has final say on any investment matter. Prior to Colchester, Mr. Sims was founder and Chief Investment Officer for Global Fixed Income at Delaware International Advisors, Ltd., subsequently renamed Mondrian, where he worked for nearly 10 years. Mr. Sims' previous work experience includes fixed income portfolio management at Royal Bank of Canada and Hill Samuel Investment Advisers. Mr. Sims has authored a widely read publication on the use of real yields in global bond management. Mr. Sims holds a B.Sc. in Economics from Leicester University and an M.Sc. in Statistics from Newcastle University. Keith Lloyd is the Chief Executive Officer and Deputy Chief Investment Officer of Colchester and has been with the firm since its inception. Mr. Lloyd manages the Investment and Operations teams and oversees investment research, portfolio construction and implementation on a day to day basis. Mr. Lloyd regularly contributes his insights to Investment Outlook papers. Prior to Colchester, Mr. Lloyd spent eight years in the World Bank's Investment Department managing global real and leveraged money as a lead fixed income portfolio manager, senior investment strategist and proprietary trader. Mr. Lloyd's previous work experience includes seven years with the Reserve Bank of New Zealand as an economist where he served on its policy-making committee. Mr. Lloyd began his career in 1983 as an international macro-monetary economist and Investment Manager. Mr. Lloyd has authored several exchange and interest rate papers. Mr. Lloyd is a CFA charter holder and has a B.A. in Economics from Massey University and an M.Sc. in Economics from the London School of Economics.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1111 (10/17)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated October 23, 2017
to the Class Y Prospectus (the "Prospectus") dated January 31, 2017, as amended on
March 30, 2017 and June 30, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Colchester Global Investors Ltd	Ian Sims	Since 2017	Chairman and Chief Investment Officer
	Keith Lloyd, CFA	Since 2017	CEO and Deputy CIO

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "International Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Colchester Global Investors Ltd: Colchester Global Investors Ltd ("Colchester"), located at Heathcoat House, 20 Savile Row, London, W1S 3PR, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals manages the portion of the International Fixed Income Fund's assets allocated to Colchester. Ian Sims is the Chairman and Chief Investment Officer of Colchester. Mr. Sims founded the firm in 1999 and is responsible for the strategic direction of the firm. Mr. Sims oversees the management of the firm's assets globally as Chief Investment Officer and has final say on any investment matter. Prior to Colchester, Mr. Sims was founder and Chief Investment Officer for Global Fixed Income at Delaware International Advisors, Ltd., subsequently renamed Mondrian, where he worked for nearly 10 years. Mr. Sims' previous work experience includes fixed income portfolio management at Royal Bank of Canada and Hill Samuel Investment Advisers. Mr. Sims has authored a widely read publication on the use of real yields in global bond management. Mr. Sims holds a B.Sc. in Economics from Leicester University and an M.Sc. in Statistics from Newcastle University. Keith Lloyd is the Chief Executive Officer and Deputy Chief Investment Officer of Colchester and has been with the firm since its inception. Mr. Lloyd manages the Investment and Operations teams and oversees investment research, portfolio construction and implementation on a day to day basis. Mr. Lloyd regularly contributes his insights to Investment Outlook papers. Prior to Colchester, Mr. Lloyd spent eight years in the World Bank's Investment Department managing global real and leveraged money as a lead fixed income portfolio manager, senior investment strategist and proprietary trader. Mr. Lloyd's previous work experience includes seven years with the Reserve Bank of New Zealand as an economist where he served on its policy-making committee. Mr. Lloyd began his career in 1983 as an international macro-monetary economist and Investment Manager. Mr. Lloyd has authored several exchange and interest rate papers. Mr. Lloyd is a CFA charter holder and has a B.A. in Economics from Massey University and an M.Sc. in Economics from the London School of Economics.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1112 (10/17)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated October 23, 2017
to the Statement of Additional Information ("SAI") dated January 31, 2017, as amended on
March 30, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

COLCHESTER GLOBAL INVESTORS LTD—Colchester Global Investors, Ltd ("Colchester") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added:

Colchester

Compensation. SIMC pays Colchester a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between Colchester and SIMC. Colchester pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended June 30, 2017.

Ownership of Fund Shares. As of June 30, 2017, Colchester's portfolio managers did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of June 30, 2017, in addition to the International Fixed Income Fund, Colchester's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies**		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Ian Sims	0	$0	19	$8,733	92		$28,621
	0	$0	0	$0	14	*	$9,312
Keith Lloyd, CFA	0	$0	19	$8,733	92		$28,621
	0	$0	0	$0	14	*	$9,312

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  Colchester sub-advises 2 accounts for a registered investment company but does not consider itself to have day to day responsibility for those funds.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the International Fixed Income Fund, which may have different investment guidelines and objectives. In addition to the International Fixed Income Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Colchester's management of the International Fixed Income Fund and other accounts, which, in theory, may allow Colchester to allocate investment opportunities in a way that favors other accounts over the International Fixed Income Fund. This conflict of interest may be exacerbated to the extent that Colchester or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the International Fixed Income Fund. Colchester (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the International Fixed Income Fund. To the extent a particular investment is suitable for both the International Fixed Income Fund and the other accounts, such investments will be allocated between the International Fixed Income Fund and the other accounts in a manner that Colchester determines is fair and equitable under the circumstances to all clients, including the International Fixed Income Fund.

To address and manage these potential conflicts of interest, Colchester has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1113 (10/17)